Note 9 - Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 23, 2013	Dec. 22, 2011	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2012
Directors and Consultants [Member]
Stock Issued During Period, Shares, Issued for Services				1,045,788	408,539	269,812
Stock Issued During Period, Value, Issued for Services				$ 379,936	$ 327,269	$ 316,475
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services				1,045,788	408,539	269,812
Stock Issued During Period, Value, Issued for Services				$ 1,046	$ 409	$ 270
Stock Issued During Period, Shares, New Issues	3,756,757					3,756,757
Share Price	$ 1.48
Proceeds from Issuance of Common Stock	$ 5,560,000
Preferred Stock, Shares Outstanding				0	0
Preferred Stock, Shares Authorized				10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Common Stock, Shares Authorized				200,000,000	200,000,000		120,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001
Common Stock, Shares, Outstanding				97,144,736	95,054,552
Stock Issued During Period, Value, Issued for Services				$ 379,936	$ 327,269	$ 316,475
Stock Issued During Period, Shares, New Issues		10,000,000	3,756,757
Proceeds from Issuance of Common Stock			$ 5,560,000			$ 5,560,000